Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 24, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 17, 2014